September 1, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

ATTN:	Office of Filings, Information and Consumer Services

RE:	Comstock Funds, Inc. (the “Company”) File Nos. 33-40771 and 811-05502
Dear Staff Member:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class AAA Shares Prospectus, Class A, B, C, and R Shares Prospectus, and the Statement of Additional Information for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 31 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on August 27, 2010 (Accession # 0000950123-10-081825).
     If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-4782.

Very truly yours,
/s/ Peter R. Brown
Peter R. Brown
Regulatory Administrator

cc:	B. Alpert — Gabelli Funds, LLC R. Schwartz, Esq. — Paul, Hastings, Janofsky & Walker, LLP A. Lonergan H. Robichaud